Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 228	$ 45,161,513	$ 253,875	$ (71,592,559)	$ (26,176,943)
Balance, shares at Dec. 31, 2022	229,501,661
Stock-based compensation		1,458,946			1,458,946
Compensation options		111,971			111,971
Shares issued for interest payable	$ 25	2,784,124			2,784,149
Shares issued for interest payable, shares	25,300,209
Shares issued for RSUs vested	$ 6	(6)
Shares issued for RSUs vested, shares	5,809,218
Shares issued for warrant exercise	$ 10	907,080			907,090
Shares issued for warrant exercise, shares	10,416,667
Special warrant shares issued for $0.15 CAD	$ 52	7,425,325			7,425,377
Special warrant shares issued for $0.15 CAD, shares	51,633,727
OCI			554,787		554,787
Net (loss) for the period				(13,432,539)	(13,432,539)
Balance at Dec. 31, 2023	$ 321	57,848,953	808,662	(85,025,098)	(26,367,162)
Balance, shares at Dec. 31, 2023	322,661,482
Stock-based compensation		873,076			873,076
Compensation options
Shares issued for interest payable	$ 24	2,427,541			2,427,565
Shares issued for interest payable, shares	23,619,707
Shares issued for DSUs vested	$ 1	83,801			83,802
Shares issued for DSUs vested, shares	750,000
Shares issued for RSUs vested	$ 2	(2)
Shares issued for RSUs vested, shares	2,667,436
Shares issued for warrant exercise
Special warrant shares issued for $0.15 CAD
OCI			(3,811,023)		(3,811,023)
Net (loss) for the period				(25,341,623)	(25,341,623)
Balance at Dec. 31, 2024	$ 348	61,233,369	(3,002,361)	(110,366,721)	(52,135,365)
Balance, shares at Dec. 31, 2024	349,698,625
Stock-based compensation		184,561			184,561
Shares issued for interest payable	$ 7	795,144			795,151
Shares issued for interest payable, shares	7,392,859
Shares issued for DSUs vested	$ 1	83,801			83,802
Shares issued for DSUs vested, shares	750,000
Shares issued for RSUs vested	$ 1	(1)
Shares issued for RSUs vested, shares	672,450
OCI			2,032,542		2,032,542
Net (loss) for the period				(6,346,213)	(6,346,213)
Shares issued for services	$ 2	193,971			193,973
Shares issued for services, shares	1,674,835
Balance at Mar. 31, 2025	$ 358	62,407,044	(969,819)	(116,712,934)	(55,275,351)
Balance, shares at Mar. 31, 2025	359,438,769
Balance at Dec. 31, 2024	$ 348	61,233,369	(3,002,361)	(110,366,721)	(52,135,365)
Balance, shares at Dec. 31, 2024	349,698,625
Stock-based compensation		265,217			265,217
Shares issued for interest payable	$ 12	1,289,963			1,289,975
Shares issued for interest payable, shares	12,223,216
Shares issued for RSUs vested	$ 1	(1)
Shares issued for RSUs vested, shares	672,450
OCI			5,383,771		5,383,771
Net (loss) for the period				14,113,675	14,113,675
Shares issued for services	$ 38	3,877,676			3,877,714
Shares issued for services, shares	37,758,202
Shares issued for private placement	$ 252	19,500,019			19,500,271
Shares issued for private placement, shares	252,215,751
Shares issued for debt	$ 259	26,516,336			26,516,595
Shares issued for debt, shares	259,047,619
Initial recognition of CD1, CD2, and CD3		9,970,069			9,970,069
Balance at Jun. 30, 2025	$ 910	122,652,648	2,381,410	(96,253,046)	28,781,922
Balance, shares at Jun. 30, 2025	911,615,863
Balance at Mar. 31, 2025	$ 358	62,407,044	(969,819)	(116,712,934)	(55,275,351)
Balance, shares at Mar. 31, 2025	359,438,769
Net (loss) for the period					20,459,888
Balance at Jun. 30, 2025	$ 910	$ 122,652,648	$ 2,381,410	$ (96,253,046)	$ 28,781,922
Balance, shares at Jun. 30, 2025	911,615,863